Common Stock and Stock Plans Textuals (Details) - USD ($)		12 Months Ended
	Oct. 29, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant or Right, Reason for Issuance, Description		In connection with our participation in the Capital Purchase Program (CPP), a part of the Troubled Asset Relief Program (TARP), we issued to the U.S. Treasury Department warrants to purchase common stock.
Common stock, shares authorized		9,000,000,000	9,000,000,000
Common Stock and Stock Plans (Textual) [Abstract]
Total number of shares of common stock available for grant under plans		246,000,000
Broad-based RSRs [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		11,900,000
Performance Shares Awards [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		2,320,530
Award vesting period		3 years
Unrecognized compensation cost related to nonvested awards		$ 29,000,000
Future vesting amount, minimum (percent)		0.00%
Future vesting amount option one, maximum (percent)		125.00%
Future vesting amount option two, maximum (percent)		150.00%
Granted, weighted-average grant-date fair value		$ 49.26	$ 58.62	$ 57.14
Expected weighted-average period to recognize compensation costs related to awards		1 year 7 months 6 days
Cost Amount To Holders of Incentive Compensation Share Plans		$ 0
Fair value of awards vested		82,000,000	$ 107,000,000	$ 117,000,000
Stock options [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Total intrinsic value of options exercised		291,000,000	375,000,000	623,000,000
Cash received from exercise of options		$ 108,000,000	$ 227,000,000	$ 602,000,000
Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		22,743,879
Unrecognized compensation cost related to nonvested awards		$ 1,000,000,000.0
Granted, weighted-average grant-date fair value		$ 49.32	$ 58.47	$ 57.54
Expected weighted-average period to recognize compensation costs related to awards		2 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 773,000,000	$ 824,000,000	$ 865,000,000
Cost Amount To Holders of Incentive Compensation Share Plans		$ 0
TARP CPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized	110,261,688
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 34.01
Class Of Warrant Or Right, Expiration Date From Which Warrants Are Not Exercisable	Oct. 29, 2018
Class Of Warrant or Right, Number Of Warrants Not Exercisable	110,646
Warrants exercised to purchase common stock		0	23,217,208
Long-Term Incentive Compensation Plans [Member] | Minimum [Member] | Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting period		3 years
Long-Term Incentive Compensation Plans [Member] | Maximum [Member] | Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting period		5 years
Options granted prior to 2011 [Member] | Long-Term Incentive Compensation Plans [Member] | Director Awards [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting period		12 months
Award expiration period		10 years